FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information of classification and carrying values of Company's financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Financial assets
Amounts receivable	$ 342	$ 476	$ 125
Financial liabilities
Accounts payable and accrued liabilities	(13,412)	(3,820)	$ (1,072)
Debt	(28,967)
Net financial instruments	(373)	(186)
Net financial instruments at amortised cost	(41,974)	(3,568)
FVTPL (financial assets) [Member]
Financial assets
Amounts receivable	0	0
FVTPL (financial liabilities) [Member]
Financial liabilities
Accounts payable and accrued liabilities	(373)	(186)
Lease liabilities	0	0
Debt	0
Amortized cost (financial assets) [Member]
Financial assets
Amounts receivable	342	476
Amortized cost (financial liabilities) [Member]
Financial liabilities
Accounts payable and accrued liabilities	(13,039)	(3,634)
Lease liabilities	(310)	(410)
Debt	(28,967)
Level 1 [Member] | Fair value [Member]
Financial assets
Amounts receivable	0	0
Financial liabilities
Accounts payable and accrued liabilities	(373)	(186)
Lease liabilities	0	0
Debt	0
Net financial instruments	(373)	(186)
Level 2 [Member] | Fair value [Member]
Financial assets
Amounts receivable	0	0
Financial liabilities
Accounts payable and accrued liabilities	0	0
Lease liabilities	0	0
Debt	0
Net financial instruments	0	0
Level 3 [Member] | Fair value [Member]
Financial assets
Amounts receivable	0	0
Financial liabilities
Accounts payable and accrued liabilities	0	0
Lease liabilities	0	0
Debt	0
Net financial instruments	$ 0	$ 0